Schedule of Derivative Instruments, Valuation Assumptions (Details)	3 Months Ended		12 Months Ended
	Mar. 29, 2014 Minimum [Member]	Mar. 29, 2014 Maximum [Member]	Dec. 28, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2012 Warrants [Member] Minimum [Member]	Dec. 31, 2012 Warrants [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			60.00%		57.00%	83.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.09%		0.14%	0.72%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	4 years 2 months 12 days	0 years 7 months 13 days		0 years 4 months 17 days	1 year 2 months 5 days